(LOSS) INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	¥ (411,234,755)	$ (64,531,707)	¥ 397,883,388	¥ (177,795,168)
Change in redeemable noncontrolling interest	0	0	(1,190,122)	(12,827,598)
Net Income (Loss) Available to Common Stockholders, Basic	¥ (411,234,755)	$ (64,531,707)	¥ 396,693,266	¥ (190,622,766)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	495,304,894	495,304,894	163,599,920	106,407,008
Weighted average number of shares outstanding, Diluted	495,304,894	495,304,894	163,599,920	106,407,008
Earnings Per Share, Basic | (per share)	¥ (0.83)	$ (0.13)	¥ 2.42	¥ (1.79)
Earnings Per Share, Diluted | (per share)	¥ (0.83)	$ (0.13)	¥ 2.42	¥ (1.79)